Offerings	Jun. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	277,777
Maximum Aggregate Offering Price	$ 1,231,941.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 170.13
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional common stock, par value $0.0001 per share (the “Common Stock”) of NeOnc Technologies Holdings, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding Common Stock.
(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Common Stock on June 9, 2026.
(3)	The Company will not receive any proceeds from the sale of its Common Stock by the Selling Stockholder.
(4)	All the Common Stock are to be offered for resale by the Selling Stockholder named in the prospectus contained in this Registration Statement on Form S-3.
(5)	In accordance with Rule 457(g) under the Securities Act, because the shares of the common stock underlying the warrant are registered hereby, no separate registration fee is required with respect to the warrant registered hereby.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable upon exercise of the Warrant
Amount Registered | shares	277,777
Maximum Aggregate Offering Price	$ 1,231,941.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 170.13
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional common stock, par value $0.0001 per share (the “Common Stock”) of NeOnc Technologies Holdings, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding Common Stock.
(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Common Stock on June 9, 2026.
(3)	The Company will not receive any proceeds from the sale of its Common Stock by the Selling Stockholder.
(4)	All the Common Stock are to be offered for resale by the Selling Stockholder named in the prospectus contained in this Registration Statement on Form S-3.
(5)	In accordance with Rule 457(g) under the Securities Act, because the shares of the common stock underlying the warrant are registered hereby, no separate registration fee is required with respect to the warrant registered hereby.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrant to purchase shares of Common Stock, $0.0001 par value per share(5)
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional common stock, par value $0.0001 per share (the “Common Stock”) of NeOnc Technologies Holdings, Inc. (the “Company”) that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding Common Stock.
(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Common Stock on June 9, 2026.
(3)	The Company will not receive any proceeds from the sale of its Common Stock by the Selling Stockholder.
(4)	All the Common Stock are to be offered for resale by the Selling Stockholder named in the prospectus contained in this Registration Statement on Form S-3.
(5)	In accordance with Rule 457(g) under the Securities Act, because the shares of the common stock underlying the warrant are registered hereby, no separate registration fee is required with respect to the warrant registered hereby.